SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHARE CAPITAL

NOTE 10 - SHARE CAPITAL

A. Share capital developments:

As of December 31, 2023 and 2022, the Company has 11,707,317 and 7,890,628 shares of common stock issued and outstanding, respectively.

On October 21, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company issued and sold, in a registered direct offering priced at-the-market under the rules of The Nasdaq Stock Market (the “Registered Offering”), (i) an aggregate of 782,495 shares of common stock, at an offering price of $4.89 per share and (ii) pre-funded warrants exercisable for up to 240,000 shares of common stock (the “Pre-Funded Warrants”) to the Investor at an offering price of $4.8899 per Pre-Funded Warrant, for aggregate gross proceeds from the Offerings (as defined below) of approximately $5,000 before deducting the placement agent fee (as described below) and related offering expenses.

Each Pre-Funded Warrant represents the right to purchase one share of common stock at an exercise price of $0.0001 per share. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full.

In a concurrent private placement (the “Private Placement” and, together with the Registered Offering, the “Offerings”), the Company issued to the Investor (i) Series A preferred investment options to purchase up to 1,022,495 shares of common stock (the “Series A Warrants”) at an exercise price of $4.64 per share and (ii) Series B preferred investment options to purchase up to 1,022,495 shares of common stock (the “Series B Warrants”) at an exercise price of $4.64 per share. Each Series A Warrant is exercisable immediately and will expire five years from the initial exercise date. Each Series B Warrant is exercisable immediately and will expire two years from the initial exercise date.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 10 - SHARE CAPITAL

On October 3, 2022 and in connection with the Offerings, the Company entered into an Engagement Letter with Wainwright as mentioned in Note 9E, as compensation for such placement agent services, the Company paid Wainwright aggregate cash fees and reimbursed Wainwright for its expenses aggregating approximately $565. The Company incurred other related offering expenses of $111. The Company also issued to Wainwright or its designees warrants to purchase 51,125 shares of common stock (the “Wainwright Warrants”). The Wainwright Warrants have a term of five years from the commencement of sales in the Offerings, and have an exercise price of $6.11 per share. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model and concluded it is approximately $138.

On February 13, 2023, 240,000 of the Company’s outstanding pre-funded warrants were exercised into an equivalent number of shares of common stock, at an exercise price of $0.0001 per share.

B. Registered direct and private placement offerings:

On May 22, 2023, the Company entered into a securities purchase agreement with an institutional investor, pursuant to which it agreed to issue and sell in a registered direct offering an aggregate of 655,569 shares of common stock, at an offering price of $2.20 per share, for aggregate gross proceeds of $1,442 before deducting the placement agent fee and related offering expenses of approximately $222 (the “First May Offering”). The Company also issued to Wainwright or its designees preferred investment options to purchase 32,778 shares of common stock, which have a term of three and one-half years from the commencement of sales in the First May Offering, and have an exercise price of $2.75 per share. The First May Offering was consummated on May 23, 2023. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model and concluded it is approximately $46.

On May 23, 2023, the Company entered into a securities purchase agreement with an institutional investor, pursuant to which it agreed to issue and sell in a registered direct offering (i) an aggregate of 975,000 shares of common stock, at an offering price of $2.20 per share and (ii) pre-funded warrants exercisable for up to 234,500 shares of the Company’s common stock, at an offering price of $2.1999 per pre-funded warrant, for aggregate gross proceeds of $2,661 before deducting the placement agent fee and related offering expenses of approximately $345 (the “Second May Offering”). The pre-funded warrants are exercisable immediately and may be exercised at any time until the pre-funded warrants are exercised in full. The Second May Offering was consummated on May 24, 2023. All of such pre-funded warrants were subsequently immediately exercised in accordance with their terms at an exercise price per share of $0.0001 into an equivalent number of shares of common stock.

The Company also issued to Wainwright or its designees preferred investment options to purchase 60,476 shares of common stock, which have a term of three and one-half years from the closing of the Second May Offering, and have an exercise price of $2.75 per share. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model and concluded it is approximately $72.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 10 - SHARE CAPITAL

Registered Direct and Private Placement Offerings:

On June 2, 2023, the Company entered into a securities purchase agreement with institutional investors, pursuant to which it agreed to issue and sell in a registered direct offering an aggregate of 701,756 shares of common stock, at an offering price of $2.1375 per share, for aggregate gross proceeds, with the concurrent private placement described below, of $1,500 before deducting the placement agent fee and related offering expenses of approximately $227 (the “First June Offering”). The Company also issued to Wainwright or its designees preferred investment options to purchase 35,088 shares of its common stock, which have a term of five years from the commencement of sales in the First June Offering, and have an exercise price of $2.6719 per share. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model and concluded it is approximately $58. The registered direct offering was consummated on June 6, 2023. In a concurrent private placement, the Company also issued to the purchasers of shares of common stock in the First June Offering, series C preferred investment options to purchase up to 350,878 shares of common stock. Each series C preferred investment option is exercisable for one share of common stock at an exercise price of $2.075 commencing on the date of issuance and expiring five and one-half years from the issuance date.

On June 26, 2023, the Company entered into a securities purchase agreement with institutional investors, pursuant to which it agreed to issue and sell in a registered direct offering an aggregate of 624,618 shares of its common stock, at an offering price of $3.25 per share, for aggregate gross proceeds, with the concurrent private placement described below, of $2,030 before deducting the placement agent fee and related offering expenses of approximately $281 (the “Second June Offering”). The Company also issued to Wainwright or its designees preferred investment options to purchase 31,231 shares of its common stock, which have a term of five years from the commencement of sales in the Second June Offering, and have an exercise price of $4.0625 per share. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model and concluded it is approximately $68. The registered direct offering was consummated on June 28, 2023. In a concurrent private placement, the Company also issued to the purchasers of shares of common stock in the Second June Offering, series D preferred investment options to purchase up to 312,309 shares of the Company’s common stock. Each series D preferred investment option is exercisable for one share of common stock at an exercise price of $3.19 commencing on the date of issuance and expiring five and one-half years from the issuance date.

The common stock of the Company are recognized as equity under the requirements of ASC Topic 505 Equity.

The Company analyzed the accounting treatment for the series A preferred investment option, the series B preferred investment option, the series C preferred investment option, the series D preferred investment option, and all of the pre-funded warrants issued to investors. Based on the Company’s analysis all such warrants were classified as equity.

The Company analyzed the accounting treatment for all of the preferred investment options issued to Wainwright in the aforementioned offerings. Since the Company did not identify any features causing liability classification according to ASC 718, it concluded that all such preferred investment options are equity-classified awards.

C. Preferred investment options amendment:

In connection with the Second May Offering, the Company amended the terms of (i) the Series A preferred investment options to purchase 1,022,495 shares of its common stock for an exercise price of $4.64 per share which are scheduled to expire on October 25, 2027 and (ii) the Series B preferred investment options to purchase 1,022,495 shares of its common stock for an exercise price of $4.64 per share which were initially scheduled to expire on October 25, 2024 (the “Series B Preferred Investment Options”), in each case previously issued to the investor in October 2022 under the securities purchase agreement dated October 21, 2022 (collectively, the “Existing Preferred Investment Options”), which investor also participated in the Second May Offering, such that effective upon the closing of the Second May Offering, the Existing Preferred Investment Options have a reduced exercise price of $2.20 per share and the Series B Preferred Investment Options expire on October 25, 2027. These modifications to the Existing Preferred Investment Options represent issuance costs associated with the Second May Offering. The Company estimated the amount of the effect of the modifications using a Black-Scholes option pricing model and concluded that is approximately $1,230. On June 16, 2023, the holder of the Series B Preferred Investment Options exercised all of such Series B Preferred Investment Options pursuant to its cashless exercise provision into 385,246 shares of common stock.

The grant date fair values of preferred investment options issued to Wainwright and preferred investment options issued to investors that were modified in the years ended December 31, 2023 and 2022 were estimated using the Black-Scholes valuation model with the following:

	For the Years Ended December 31,
	2023	2022
Expected volatility	101.31%-122.39%	87.96%
Risk-free interest	3.85%- 4.93%	4.25%
Dividend yield	-%	-%
Expected terms (years)	1.42-5	4.99

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 10 - SHARE CAPITAL

D. Employee stock option grants:

During the year ended December 31, 2022, the Company granted to Mr. Harel Gadot, the Company’s Chairman of the Board, President and CEO (the “CEO”), options to purchase an aggregate of 260,000 shares of the Company’s common stock, at an exercise price per share ranging from $3.73-$6.48. The stock options vest over a period of three years as outlined in the option agreements evidencing such grants.

During the year ended December 31, 2022, the Company granted to certain employees, consultants and directors, options to purchase an aggregate of 270,822 shares of the Company’s common stock, at an exercise price per share ranging from $3.73-$6.48. The stock options vest over a period of three years as outlined in the option agreements evidencing such grants.

During the year ended December 31, 2023, the Company granted to the CEO, options to purchase an aggregate of 80,000 shares of the Company’s common stock, at an exercise price per share of $2.43. The stock options vest over a period of three years as outlined in the option agreements evidencing such grants.

During the year ended December 31, 2023, the Company granted stock option awards to certain officers, directors and employees to purchase an aggregate of 631,308 shares of the Company’s common stock, at an exercise price per share ranging from $1.16-$3.48 with a vesting period of three years.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 10 - SHARE CAPITAL

Employee stock option grants:

	For the Year Ended December 31, 2023
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2022	1,507,137	$7.31
Granted	711,308	1.75
Forfeitures	(123,083)	5.78
Outstanding as of December 31, 2023	2,095,362	$5.51

Vested as of December 31, 2023	1,176,118	$7.74

	For the Year Ended December 31, 2022
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2021	997,148	$8.48
Granted	530,822	5.14
Forfeitures	(20,833)	8.16
Outstanding as of December 31, 2022	1,507,137	$7.31

Vested as of December 31, 2022	899,609	$8.52

The Company recognizes forfeitures of outstanding options as they occur.

The intrinsic value is calculated as the difference between the fair market value of the common stock and the exercise price, multiplied by the number of in-the-money stock options on those dates that would have been received by the stock option holders had all stock option holders exercised their stock options on those dates as of December 31, 2023 and December 31, 2022, respectively.

As of December 31, 2023, and 2022, the aggregate intrinsic value of the outstanding options is $277 and $185, respectively, and the aggregate intrinsic value of the exercisable options is $102 and $185, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2023 and 2022 was $1.40 and $4.50, respectively.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 10 - SHARE CAPITAL

Employee stock option grants:

As of December 31, 2023, there were approximately $1,918 of total unrecognized compensation costs related to unvested share-based compensation awards granted under the Share Incentive Plan. The costs are expected to be recognized over a weighted average period of 2.4 years.

The stock options outstanding as of December 31, 2023 and December 31, 2022, summarized by exercise prices, are as follows:

Exercise price $	Stock options outstanding as of December 31, 2023	Stock options outstanding as of December 31, 2022	Weighted average remaining contractual life – years as of December 31, 2023	Weighted average remaining contractual life – years as of December 31, 2022	Stock options exercisable as of December 31, 2023	Stock options exercisable as of December 31, 2022
0.00-0.01	61,577	61,577	2.3	3.3	61,577	61,577
1.00-3.73	860,808	211,000	9.6	10	95,925	-
4.2-7.26	639,232	687,482	6.3	8.0	484,871	315,807
8.16-9.64	380,872	380,872	6.6	7.6	380,872	356,019
15.3-15.75	152,873	166,206	3.7	4.8	152,873	166,206
	2,095,362	1,507,137			1,176,118	899,609

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 10 - SHARE CAPITAL

Employee stock option grants:

The grant date fair values of employee stock options granted in the years ended December 31, 2023 and 2022 were estimated using the Black-Scholes valuation model with the following:

	For the Years Ended December 31,
	2023	2022
Expected volatility	86.5%-98.2%	111.2%-161.7%
Risk-free interest	3.3%- 4.7%	1.7%- 3.7%
Dividend yield	-%	-%
Expected terms (years)	5.8	6.2

E. Warrants:

The remaining outstanding warrants and terms as of December 31, 2023 and 2022 are as follows:

Issuance date	Outstanding and exercisable as of December 31, 2023	Outstanding and exercisable as of December 31, 2022	Exercise Price			Exercisable Through
Series A (2013)	-	183		$2,754.00		April 9, 2023
Warrant to underwriters December 2019	-	45,643		$13.13		June 25, 2023
Warrant to underwriters December 2019	-	47,619		$13.13		June 27, 2023
Warrant to underwriters December 2019	-	45,045		$13.88		June 30, 2023
Series A October 2022	1,022,495	1,022,495		$2.20		October 25, 2027
Series B October 2022	-	1,022,495		$2.20		October 25, 2027
Prefunded warrants October 2022	-	240,000	$	(*	)	No limit
Warrant to underwriters October 2022	51,125	51,125		$6.11		October 21, 2027
Warrant to underwriters May 2023	32,778	-		$2.75		November 23, 2026
Warrant to underwriters May 2023	60,476	-		$2.75		November 24, 2026
Warrant to underwriters June 2023	35,088	-		$2.67		June 2, 2028
Warrant series C June 2023	350,878	-		$2.08		December 6, 2028
Warrant to underwriters June 2023	31,231	-		$4.06		June 28, 2028
Warrant series D June 2023	312,309	-		$3.19		December 28, 2028

(*)	Less than $0.01.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)